Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Dec. 13, 2013
Document Effective Date	Dec. 16, 2013
Prospectus Date	Dec. 19, 2013
AllianzGI NFJ Dividend Value Fund | R6
Risk/Return:
Trading Symbol	ANDVX
AllianzGI NFJ International Value Fund | R6
Risk/Return:
Trading Symbol	ANAVX
AllianzGI NFJ Small-Cap Value Fund | R6
Risk/Return:
Trading Symbol	ANFVX